Employees' Rights Upon Retirement (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employees' Rights Upon Retirement (Textual)
Severance pay expenses	$ 113	$ (145)	$ (123)
Employee severance [Member]
Employees' Rights Upon Retirement (Textual)
Severance pay expenses	$ 134	$ 113	$ 169